Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Policies and Practices
We do not currently grant (and do not currently have any outstanding) stock options, stock appreciation rights or any similar awards with “option-like” features. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a consistent annual schedule, and we do not take material non-public
information of the Company into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material non-public
information, and we do not time the release of material
non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Method
We do not currently grant (and do not currently have any outstanding) stock options, stock appreciation rights or any similar awards with “option-like” features. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee generally grants equity awards on a consistent annual schedule, and we do not take material non-public
information of the Company into account when determining the timing and terms of such awards. In addition, we do not grant equity awards in anticipation of the release of material non-public
information, and we do not time the release of material
non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false